JPMorgan US Equity Fund Annual Fund Operating Expenses - L Shares [Member] - JPMorgan US Equity Fund - Class L	Jun. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Component2 Other Expenses	0.10%
Component3 Other Expenses	0.06%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.56%